BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Policy)	6 Months Ended
Jun. 30, 2019
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES [ABSTRACT]
Statement of compliance
(a) Statement of compliance
The interim consolidated financial statements have been prepared in accordance with IAS 34, Interim Financial Reporting.
Certain information and footnote disclosures normally included in the annual audited consolidated financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”), have been omitted or condensed. These interim consolidated financial statements should be read in conjunction with Brookfield Renewable’s December 31, 2018 audited consolidated financial statements. Except for the recently adopted IFRS 16, Leases (“IFRS 16”) and the early adopted amendment to IFRS 3, Business combinations (“IFRS 3”), the interim consolidated statements have been prepared on a basis consistent with the accounting policies disclosed in the December 31, 2018 audited consolidated financial statements.
The interim consolidated financial statements are unaudited and reflect adjustments (consisting of normal recurring adjustments) that are, in the opinion of management, necessary to provide a fair statement of results for the interim periods in accordance with IFRS.
The results reported in these interim consolidated financial statements should not be regarded as necessarily indicative of results that may be expected for an entire year. The policies set out below are consistently applied to all periods presented, unless otherwise noted.
These consolidated financial statements have been authorized for issuance by the Board of Directors of Brookfield Renewable’s general partner, BRPL, on July 31, 2019.
Certain comparative figures have been reclassified to conform to the current year’s presentation.
References to $, C$, €, R$, COP, INR and ZAR are to United States (“U.S.”) dollars, Canadian dollars, Euros, Brazilian reais, Colombian pesos, Indian Rupees, and South African Rand, respectively.
All figures are presented in millions of U.S. dollars unless otherwise noted.

Basis of preparation
(b) Basis of preparation
The interim consolidated financial statements have been prepared on the basis of historical cost, except for the revaluation of property, plant and equipment and certain assets and liabilities which have been measured at fair value. Cost is recorded based on the fair value of the consideration given in exchange for assets.

Consolidation
Consolidation
These interim consolidated financial statements include the accounts of Brookfield Renewable and its subsidiaries, which are the entities over which Brookfield Renewable has control. An investor controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Non-controlling interests in the equity of Brookfield Renewable’s subsidiaries are shown separately in equity in the interim consolidated statements of financial position.

Changes to lease accounting policy
(c) Changes to lease accounting policy
Brookfield Renewable has applied IFRS 16 using the modified retrospective approach and therefore the comparative information has not been restated and continues to be reported under IAS 17 – Leases (“IAS 17”) and IFRIC 4 – Determining Whether an Arrangement Contains a Lease (“IFRIC 4”). The details of accounting policies under IAS 17 and IFRIC 4 are disclosed separately if they are different from those under IFRS 16 and the impact of changes is disclosed in Note 1(d).
Policy applicable from January 1, 2019
At inception of a contract, Brookfield Renewable assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, Brookfield Renewable assesses whether:

•
the contract specified explicitly or implicitly the use of an identified asset, and that is physically distinct or represents substantially all of the capacity of a physically distinct asset. If the supplier has a substantive substitution right, then the asset is not identified;

•	Brookfield Renewable has the right to obtain substantially all of the economic benefits from use of the asset throughout the period of use; and

•
Brookfield Renewable has the right to direct the use of the asset. Brookfield Renewable has this right when it has the decision-making rights that are most relevant to changing how and for what purpose the asset is used. In rare cases where the decisions about how and for what purpose the asset is used are predetermined, Brookfield Renewable has the right to direct the use of the asset if either:

◦	Brookfield Renewable has the right to operate the asset; or

◦	Brookfield Renewable designed the asset in a way that predetermines how and for what purpose it will be used.
This policy is applied to contracts entered into, or changed, on or after January 1, 2019.
At inception or on reassessment of a contract that contains a lease component, Brookfield Renewable allocates the consideration in the contract to each lease component on the basis of their relative stand-alone prices. However, for the leases of land and buildings in which it is a lessee, Brookfield Renewable has elected not to separate non-lease components and, therefore, accounts for the lease and non-lease components as a single lease component.
Accounting as a lessee under IFRS 16
Brookfield Renewable recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.
The right-of use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful lives of the right-of-use asset or the end of the lease term. The estimated useful lives of right-of-use assets are determined on the same basis as those of property, plant and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, Brookfield Renewable’s incremental borrowing rate. Generally, Brookfield Renewable uses its incremental borrowing rate as the discount rate.
Lease payments included in the measurement of the lease liability comprise the following:

•	Fixed payments, including in-substance fixed payments;

•	Variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;

•	Amounts expected to be payable under a residual value guarantee; and

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The exercise price under a purchase option that Brookfield Renewable is reasonably certain to exercise, lease payments in an optional renewable period if Brookfield Renewable is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless Brookfield Renewable is reasonably certain not to terminate early.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in Brookfield Renewable’s estimate of the amount expected to be payable under a residual value guarantee, or if Brookfield Renewable changes its assessment of whether it will exercise a purchase, extension or termination option.
When the lease liability is remeasured in this way, a corresponding adjustment is made either to the carrying amount of the right-of-use asset or, when the adjustment is a reduction to the right-of-use asset, is recorded in the consolidated statements of income if the carrying amount of the right-of-use asset has been reduced to zero.
Brookfield Renewable presents right-of-use assets in Property, plant and equipment and lease liabilities in Other long-term liabilities in the consolidated statement of financial position as at June 30, 2019.
Short-term leases and leases of low-value assets
Brookfield Renewable has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of twelve months or less and leases of low-value assets. Brookfield Renewable recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.
Policy applicable before January 1, 2019
For contracts entered into before January 1, 2019, Brookfield Renewable determined whether that arrangement was or contained a lease based on the assessment of whether:

•	Fulfillment of the arrangement was dependent on the use of a specific asset or assets; and

•	The arrangement had conveyed a right to use the asset. An arrangement conveyed a right to use the asset if one of the following was met:

◦	The purchaser had the ability or right to operate the asset while obtaining or controlling more than an insignificant amount of the output;

◦	The purchaser had the ability or right to control physical access to the asset while obtaining or controlling more than an insignificant amount of the output; or

◦
Facts and circumstances indicated that it was remote that other parties would take more than an insignificant amount of the output, and the price per unit was neither fixed per unit of output nor equal to the market price per unit of output.

Accounting as a lessee under IAS 17
In the comparative period, as a lessee Brookfield Renewable classified leases that transfer substantially all of the risks and rewards of ownership as finance leases. When this was the case, the lease assets were measured initially at an amount equal to the lower of their fair value and the present value of the minimum lease payments. Minimum lease payments were the payments over the lease term that the lessee was required to make, excluding any contingent rent.
Subsequently, the assets were accounted for in accordance with the accounting policy applicable to that asset.
Assets held under other leases were classified as operating leases and were not recognized in Brookfield Renewable’s consolidated statements of financial position. Payments made under operating leases were recognized in the consolidated statements of income on a straight-line basis over the term of the lease. Lease incentives received were recognized as an integral part of the total lease expense, over the term of the lease.

Recently adopted accounting standards
(d) Recently adopted accounting standards
Except for the changes below, Brookfield Renewable has consistently applied the accounting policies to all periods presented in these consolidated financial statements.
IFRS 3 – Business Combinations
In October 2018, the IASB issued an amendment to IFRS 3, effective for annual periods beginning on or after January 1, 2020 with early adoption permitted. The amendment clarifies that a business must include, at minimum, an input and a substantive process that together contribute to the ability to create outputs, and assists companies in determining whether an acquisition is a business combination or an acquisition of a group of assets by providing supplemental guidance for assessing whether an acquired process is substantive. Brookfield Renewable has decided to early adopt the amendments to IFRS 3 effective January 1, 2019 and shall apply the amended standard in assessing business combinations on a prospective basis. For acquisitions that are determined to be acquisitions of assets as opposed to business combinations, Brookfield Renewable will allocate the transaction price and transaction costs to the individual identified assets acquired and liabilities assumed on the basis of their relative fair values, and no goodwill will be recognized. Acquisitions that continue to meet the definition of a business combination will be accounted for under the acquisition method, without any changes to Brookfield Renewable’s accounting policy.
IFRS 16 – Leases
On January 1, 2019 Brookfield Renewable adopted IFRS 16 using the modified retrospective approach, under which the cumulative effect of initial application is recognized in retained earnings at January 1, 2019. As a result, Brookfield Renewable has changed its accounting policy for lease contracts as detailed below.
Definition of a lease
Previously, Brookfield Renewable determined at contract inception whether an arrangement is or contains a lease under IFRIC 4. Under IFRS 16, Brookfield Renewable assesses whether a contract is or contains a lease based on the definition of a lease, as explained in Note 1(c).
On transition to IFRS 16, Brookfield Renewable elected to apply the practical expedient to grandfather the assessment of which transactions are leases. Brookfield Renewable applied IFRS 16 only to contracts that were previously identified as leases. Contracts that were not identified as leases under IAS 17 and IFRIC 4 were not reassessed to determine whether there is a lease. Therefore, the definition of a lease under IFRS 16 was applied only to contracts entered into or changed on or after January 1, 2019.
Leases classified as operating leases under IAS 17
At transition, lease liabilities were measured at the present value of the remaining lease payments, discounted at Brookfield Renewable’s incremental borrowing rate as at January 1, 2019. Right-of-use assets are measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments.
Brookfield Renewable used the following practical expedients when applying IFRS 16 to leases previously classified as operating leases under IAS 17:

•	Applied the exemption not to recognize right-of-use asset and liabilities for leases with less than twelve months of lease term; and

•	Excluded initial direct costs from measuring the right-of-use asset at the date of initial application.
Leases classified as finance leases under IAS 17
For leases that were classified as finance leases under IAS 17, the carrying amount of the right-of-use asset and the lease liability at January 1, 2019 are determined at the carrying amount of the lease asset and lease liability under IAS 17 immediately before that date.
Impacts on financial statements
On transition to IFRS 16, Brookfield Renewable recognized an additional $145 million of right-of-use assets and $147 million of lease liabilities, recognizing the difference in retained earnings.
When measuring lease liabilities, Brookfield Renewable discounted lease payments using its incremental borrowing rate at January 1, 2019. The weighted-average rate applied was 5.5%. The difference between the operating lease commitments disclosed at December 31, 2018 of $250 million and leases liabilities recognized at January 1, 2019 of $147 million is primarily due to the time value of money.